Fair Value Measurement (Details) - Schedule of placement in the fair value hierarchy measured at fair value on a recurring basis - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Recurring fair value measurements
Conversion feature derivative liability	$ 4,700	$ 8,355
Total derivative liabilities	7,500	8,355
Total recurring fair value measurements	7,576	8,355
Quoted prices in active markets for identical assets (Level 1) [Member]
Recurring fair value measurements
Conversion feature derivative liability
Total derivative liabilities
Total recurring fair value measurements
Significant other observable inputs (Level 2) [Member]
Recurring fair value measurements
Conversion feature derivative liability
Total derivative liabilities
Total recurring fair value measurements
Significant unobservable inputs (Level 3) [Member]
Recurring fair value measurements
Conversion feature derivative liability		8,355
Total derivative liabilities		8,355
Total recurring fair value measurements	$ 7,576	$ 8,355